Notes Payable	3 Months Ended	12 Months Ended
	Mar. 29, 2014	Dec. 28, 2013
Notes Payable [Text Block]

6.              Notes Payable

	March 29, 2014	December 28, 2013
Balance, beginning	$476,614	$-
Principal	-	655,804
Interest	27,927	23,781
Repayment	-	(48,326)
Beneficial conversion feature	-	(188,140)
Accretion expense – beneficial conversion feature	150,372	33,495
Bonus shares issued	(131,744)	-
Accretion expense – bonus shares issued	24,006	-
Effect of foreign exchange	(15,139)	-
	$532,036	$476,614

On October 11, 2013, the Company issued a convertible promissory note in favor of Mr. Jason Finnis, one of its directors, in the principal amount of $96,180 (CDN$100,000). The promissory note is unsecured and accrues interest on the principal amount at the rate of 12% per annum, which interest is payable in full on repayment of the principal amount. On November 7, 2013, the company repaid Mr. Finnis $48,326 (CDN$50,000) of principal including interest of $441 (CDN$460). At March 29, 2014, the outstanding balance, including accrued interest, was $47,869.

On October 11, 2013, the Company issued a convertible promissory note in favor of Mr. Kenneth Barker, one of its directors, in the principal amount of $50,000. The promissory note is unsecured and accrues interest on the principal amount at the rate of 12% per annum, which interest is payable in full on repayment of the principal amount. At March 29, 2014, the outstanding balance, including accrued interest, was $52,753.

On October 11, 2013, the Company issued a demand convertible promissory note in favor of Mr. Robert Edmunds, one of its directors, in the principal amount of $467,369 (CDN$500,000). On December 4, 2013, the Company issued an additional demand convertible promissory note in favor of Mr. Edmunds, pursuant to a loan from Mr. Edmunds to the Company in the principal amount of $42,255 (CDN$45,000). The promissory notes are unsecured and accrue interest on the principal amount at a rate of 20% per annum, which interest is payable in full on repayment of the principal amount. In connection with the amendment of such convertible promissory notes, 181,666 bonus common shares of the Company were issued to Mr. Edmunds on January 30, 2014 with a fair value of $131,744. The value of the shares will be amortized over the term of the loan. During the thirteen week period ended March 29, 2014, the Company recorded $24,006 in interest expense relating to the amortization of the value of the bonus shares. At March 29, 2014, the outstanding balance of the loan, including accrued interest, was $431,414.

The promissory notes issued to our directors during the year ended December 28, 2013 contain conversion features. Each lender has the right to convert any portion of the outstanding principal and interest payable for units at a conversion price of $0.60 per unit. Each unit is comprised of one common share and one common share purchase warrant of the Company. Each warrant entitles the holder to acquire one common share of the Company at an exercise price of CAD$0.70 per common share for a term of five years. The Company recognized a beneficial conversion feature of $188,140 (CAD$200,000) based on the excess of the fair value of the common stock over the conversion price. During the thirteen week period ended March 29, 2014, the Company amended the loans and removed the beneficial conversion feature. The Company incurred an accretion expense of $150,372 during the thirteen week period ended March 29, 2014, reducing the balance of the beneficial conversion feature to $nil.

The promissory notes issued to our directors during the year ended December 28, 2013 mature on the earliest of December 20, 2014 or at such time the Company completes a public offering of registered securities of not less than $2,712,000 (CAD$3,000,000) in gross proceeds pursuant to a registration statement on Form S-1.

8.	Notes Payable

December 28, 2013
Principal	$669,335
Interest	23,781
Repayment	(47,885)
Beneficial conversion feature	(188,140)
Accretion expense	33,495
Effect of foreign exchange	(13,872)
$476,614

On October 11, 2013, the Company issued a demand convertible promissory note in favor of Mr. Robert Edmunds, one of its directors, in the principal amount of $467,369 (CAD$500,000). On December 4, 2013, the Company issued an additional demand convertible promissory note in favor of Mr. Robert Edmunds, pursuant to a loan from Mr. Robert Edmunds to the Company in the principal amount of $42,255 (CAD$45,000). The promissory notes bear interest on the principle amount at a rate of 20% per annum, is unsecured and payable in full on repayment of the principal amount. The convertible promissory note included 181,666 bonus common shares of the Company, subject to TSX-V approval which was received subsequent to year end (Note 16). At December 28, 2013 the balance outstanding, including accrued interest of $20,896 (CAD$22,667), was $532,576 (CAD$567,267).

On October 11, 2013, the Company issued a convertible promissory note in favor of Mr. Jason Finnis, one of its directors, in the principal amount of $96,180 (CAD$100,000). The promissory notes bear interest on the principal amount at the rate of 12% per annum, is unsecured and payable in full on repayment of the principle amount. On November 7, 2013, the company repaid Mr. Jason Finnis $48,326 (CAD$50,000) of principal including interest of $441 (CAD$460). At December 28, 2013, the balance outstanding, include accrued interest of $1,210 (CAD$1,290), was $48,132 (CAD$51,290).

On October 11, 2013, the Company issued a convertible promissory note in favor of Mr. Kenneth Barker, one of its directors, in the principal amount of $50,000. The promissory note bears interest on the principle amount at the rate of 12% per annum, is unsecured and payable in full on repayment of the principal amount. At December 28, 2013, the outstanding balance, including accrued interest of $1,234, was $51,234.

The promissory notes issued during the year ended December 28, 2013 contain conversion features. Each lender has the right to convert any portion of the outstanding principal and interest payables for units at an exercise price of $0.60 per unit. Each unit is comprised of one common share and one common share purchase warrant of the Company. Each warrant entitles the holder to acquire one common share of the Company at an exercise price of CAD$0.70 per common share for a term of five years. The Company recognized a beneficial conversion feature of $188,140 (CAD$200,000) based on the excess of the conversion price over the commitment date fair value of the stock. The Company incurred an accretion expense of $33,495 (CAD$34,483) during the year reducing the value of the beneficial conversion feature to a balance of $154,645 (CAD$165,517).

The promissory notes issued during the year ended December 28, 2013 mature on the earliest of December 20, 2014 or at such time the Company completes a public offering of registered securities by way of registration statement on Form S-1 of not less than CAD$3,000,000 in gross proceeds.